UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010
                                                -----------------

Check here if Amendment [  ]: Amendment Number:   _______________

     This Amendment (Check only one): [  ]  is a restatement
                                      [  ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       Woodbine Capital Advisors LP
Address:    499 Park Avenue, 16th Floor
            New York, New York 10022

Form 13F File Number:  (To be determined after filing)
                       -------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joshua Berkowitz
Title: Chief Executive Officer and Chief Investment Officer
Phone: 212-351-9200

Signature, Place and Date of Signing:

  /s/ Joshua Berkowitz        New York, New York    February 11, 2011
-------------------------    --------------------   -----------------
       [Signature]               [City, State]           [Date]

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F  COMBINATION REPORT. (Check here if a portion of the holdings for this
      reporting   manager  are  reported  in  this  report  and  a  portion  are reported  by  other  reporting  manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                              0
                                                   -------------------------
Form 13F Information Table Entry Total:                        30
                                                   -------------------------
Form 13F Information Table Value Total:                     $443,601
                                                   -------------------------
                                                         (in thousands)

List of Other Included Managers:

Provide  a  numbered list of  the name(s) and Form 13F file   number(s)  of  all
institutional investment managers with respect to which this report is filed, other than the manager filing this report.


None


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                                                    WOODBINE CAPITAL ADVISORS LP
                                                     FORM 13F INFORMATION TABLE
                                                   Quarter Ended December 31, 2010

---------------------------- -------------- --------- --------- ------------------- ---------- -------- ---------------------------
                                                        VALUE    SHRS OR     SH/  PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT     PRN  CALL DISCRETION MANAGERS    SOLE     SHARED NONE
---------------------------- -------------- --------- --------- ----------   ---  ---- ---------- -------- ---------- ------  -----
ATHEROS COMMUNICATIONS INC   COM              04743P108    1,078      30,000  SH       SOLE                     30,000
CENOVUS ENERGY INC           COM              15135U109   18,718     560,000  SH       SOLE                    560,000
COBALT INTL ENERGY INC       COM              19075F106      488      40,000  SH       SOLE                     40,000
COINSTAR INC                 COM              19259P300    1,129      20,000  SH       SOLE                     20,000
DOW CHEM CO                  COM              260543103   42,809   1,253,917  SH       SOLE                  1,253,917
DRYSHIPS INC                 SHS              Y2109Q101   17,590   3,204,000  SH       SOLE                  3,204,000
FLUOR CORP NEW               COM              343412102   26,781     404,181  SH       SOLE                    404,181
FOSTER WHEELER AG            COM              H27178104    4,335     125,580  SH       SOLE                    125,580
FREEPORT-MCMORAN COPPER & GO COM              35671D857   52,239     435,000  SH       SOLE                    435,000
FRONTLINE LTD                SHS              G3682E127    1,516      59,760  SH       SOLE                     59,760
GEORGIA GULF CORP            COM PAR$0.01 NEW 373200302    1,203      50,000  SH       SOLE                     50,000
GOOGLE INC                   CL A             38259P508      942       1,586  SH       SOLE                      1,586
INTERNATIONAL COAL GRP INC N COM              45928H106    1,935     250,000  SH       SOLE                    250,000
IVANHOE MINES LTD            COM              46579N103   12,584     549,055  SH       SOLE                    549,055
JETBLUE AIRWAYS CORP         COM              477143101    2,234     338,040  SH       SOLE                    338,040
LYONDELLBASELL INDUSTRIES N  SHS - A -        N53745100   50,741   1,475,037  SH       SOLE                  1,475,037
MARKET VECTORS ETF TR        RUSSIA ETF       57060U506   15,143     399,440  SH       SOLE                    399,440
METHANEX CORP                COM              59151K108    2,119      69,720  SH       SOLE                     69,720
NATIONAL OILWELL VARCO INC   COM              637071101   18,588     276,400  SH       SOLE                    276,400
NETFLIX INC                  COM              64110L106    1,406       8,000  SH       SOLE                      8,000
NEW ORIENTAL ED & TECH GRP I SPON ADR         647581107    6,544      62,192  SH       SOLE                     62,192
PETROLEO BRASILEIRO SA PETRO SPONSORED ADR    71654V408   37,462     990,000  SH       SOLE                    990,000
QUALCOMM INC                 COM              747525103    1,225      24,750  SH       SOLE                     24,750
SCHLUMBERGER LTD             COM              806857108   33,871     405,636  SH       SOLE                    405,636
TAIWAN SEMICONDUCTOR MFG LTD SPONSORED ADR    874039100    2,006     160,000  SH       SOLE                    160,000
TATA MTRS LTD                SPONSORED ADR    876568502      587      20,000  SH       SOLE                     20,000
TECK RESOURCES LTD           CL B             878742204   81,554   1,319,000  SH       SOLE                  1,319,000
UNITED CONTL HLDGS INC       COM              910047109    2,846     119,500  SH       SOLE                    119,500
DISNEY WALT CO               COM DISNEY       254687106    1,876      50,000  SH       SOLE                     50,000
WEATHERFORD INTERNATIONAL LT REG              H27013103    2,052      90,000  SH       SOLE                     90,000

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